Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
9.
Accrued Expenses and Other Current Liabilities

Accrued expenses consisted of the following:

	September 30,	December 31,
(in thousands)	2024	2023
Accrued bonus	$188	$25
Accrued payroll	396	26
Accrued PTO	21	21
Accrued legal settlement	1,150	—
Accrued royalties	221	208
Accrued professional fees	339	235
Customer deposits	286	46
Other accrued expenses and current liabilities	573	345
Total accrued expenses and other current liabilities	$3,174	$906

Accrued legal settlement of $1.1 million represents the current portion of payment due following settlement of a lawsuit which was an assumed liability as part of the Acquisition and is further discussed in Note 14. Commitments and Contingencies.

Note 9. Accrued Expenses and Other Current Liabilities

Accrued expenses consisted of the following:

	December 31,	December 31,
(in thousands)	2023	2022
Accrued bonus	$25	$145
Accrued payroll	26	193
Accrued PTO	21	188
Accrued offering costs	—	1,490
Accrued licenses	—	2,250
Accrued royalties	208	195
Accrued professional fees	235	—
Customer deposits	46	517
Other accrued expenses and current liabilities	345	326
Total accrued expenses and other current liabilities	$906	$5,304